Segment Information (Summary of reconciliation of segment operating results) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Income (loss) from operations	$ (10,059,000)	$ 5,136,000	$ 1,136,000
Share-based compensation expenses	270,000	308,000	380,000
Consolidated income (loss) before taxes	(11,936,000)	3,916,000	(602,000)
Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Income (loss) from operations	(8,573,000)	7,500,000	4,017,000
Unallocated general and administrative expenses	1,216,000	2,056,000	2,501,000
Share-based compensation expenses	270,000	308,000	380,000
Financial expenses	1,877,000	1,220,000	1,738,000
Consolidated income (loss) before taxes	$ (11,936,000)	$ 3,916,000	$ (602,000)